JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 35.6%
Aerospace & Defense — 0.2%
Boeing Co. (The) 6.30%, 5/1/2029 (a)	4,635	4,673
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,390	1,367
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	329	353
TransDigm, Inc.
6.38%, 3/1/2029 (a)	349	348
6.63%, 3/1/2032 (a)	348	349
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	942	130
		7,220
Automobile Components — 0.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,335	1,296
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	855	841
3.75%, 1/30/2031 (a)	575	498
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	1,320	1,313
Clarios Global LP 6.25%, 5/15/2026 (a)	1,232	1,231
Dana, Inc.
5.63%, 6/15/2028	425	411
4.50%, 2/15/2032	770	653
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	145	133
5.25%, 7/15/2031	1,455	1,316
Icahn Enterprises LP 5.25%, 5/15/2027	1,230	1,129
		8,821
Automobiles — 0.1%
Hyundai Capital America 3.00%, 2/10/2027 (a)	4,606	4,317
Banks — 16.7%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	15,911
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	16,690	17,160
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (c)	17,400	17,387
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,396
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,200	3,172
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	16,000	14,619
6.61%, 11/7/2028	4,600	4,823
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (c)	7,825	7,622
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	11,420	11,338
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	11,829	10,923
(SOFR + 1.99%), 6.20%, 11/10/2028 (c)	9,600	9,873
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	9,680	9,844
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (c)	18,735	17,216
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (c)	27,945	25,761

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (c)	4,862	4,534
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (c)	6,450	6,422
BPCE SA (France)
4.50%, 3/15/2025 (a)	8,687	8,575
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (c)	26,976	25,483
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	3,080	3,089
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (c)	15,990	16,280
(SOFR + 1.78%), 5.67%, 3/15/2030 (a) (c)	5,719	5,696
Canadian Imperial Bank of Commerce (Canada) 5.26%, 4/8/2029	6,080	6,061
Citigroup, Inc.
(SOFR + 2.84%), 3.11%, 4/8/2026 (c)	12,730	12,450
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	25,390	25,380
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	8,730	8,120
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (c)	10,450	10,188
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (c)	7,230	7,244
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,693
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	19,033	18,292
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.26%, 9/22/2026 (a) (c)	6,860	6,905
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (c)	3,170	3,173
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (c)	11,650	11,687
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,151
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (c)	6,255	6,034
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	13,295	13,050
(SOFR + 1.46%), 5.55%, 3/4/2030 (c)	9,570	9,571
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	6,355	5,927
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	13,760	13,835
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	20,510	20,736
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	11,845	10,919
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (c)	11,000	10,996
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	14,165	13,046
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	9,818	9,066
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	7,125	7,104
Santander UK Group Holdings plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (c)	7,000	6,646
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	9,665	9,805
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (c)	3,530	3,444
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	15,685	14,449

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	13,285	13,565
Sumitomo Mitsui Financial Group, Inc. (Japan) 5.52%, 1/13/2028	12,115	12,238
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	10,000	10,030
Toronto-Dominion Bank (The) (Canada) 5.52%, 7/17/2028	9,975	10,064
UBS AG (Switzerland) 5.00%, 7/9/2027	3,000	2,966
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	5,080	4,956
(SOFR + 1.32%), 3.91%, 4/25/2026 (c)	2,600	2,558
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	12,760	12,132
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	14,415	14,497
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	5,640	5,836
		623,938
Biotechnology — 0.0% ^
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	633	378
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	1,150	1,001
		1,379
Broadline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	1,205	1,198
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (d)	739	592
9.75%, 10/1/2027 (a)	88	88
		1,878
Building Products — 0.1%
Griffon Corp. 5.75%, 3/1/2028	1,062	1,027
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	855	801
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	998
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,225	1,180
		4,006
Capital Markets — 4.5%
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	3,335	3,158
(SOFR + 1.22%), 2.31%, 11/16/2027 (c)	1,915	1,760
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	14,360	14,906
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	12,799	11,769
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	29,050	26,999
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (c)	10,000	9,942
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (c)	5,680	5,297
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (c)	10,310	9,410
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (c)	7,750	7,223
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	18,405	16,943
(SOFR + 2.24%), 6.30%, 10/18/2028 (c)	9,600	9,875
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	8,665	8,608

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	15,717
UBS AG (Switzerland) 7.50%, 2/15/2028	15,000	16,024
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (c)	2,865	2,664
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	7,500	7,354
		167,649
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (e)	3,250	2,722
Chemours Co. (The) 5.75%, 11/15/2028 (a)	1,836	1,680
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,000	910
NOVA Chemicals Corp. (Canada)
5.25%, 6/1/2027 (a)	998	956
9.00%, 2/15/2030 (a)	405	429
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	20	20
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,081	1,872
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	306	250
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	791
5.63%, 8/15/2029 (a)	497	457
		10,087
Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,040	923
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,200	1,080
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,030	985
Element Fleet Management Corp. (Canada) 3.85%, 6/15/2025 (a)	14,380	14,085
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	975	927
GFL Environmental, Inc. 4.00%, 8/1/2028 (a)	1,802	1,648
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,439	1,333
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,945
Williams Scotsman, Inc. 4.63%, 8/15/2028 (a)	705	658
		23,584
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	1,523	1,359
8.25%, 3/1/2027 (a)	905	422
4.75%, 9/1/2029 (a)	506	364
		2,145
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,170	1,087
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,233
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	778
		3,098
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	153

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
6.45%, 4/15/2027	10,625	10,876
Ally Financial, Inc. 5.75%, 11/20/2025	525	523
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	5,000	4,947
5.75%, 3/1/2029 (a)	11,575	11,494
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (c)	19,895	19,735
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	4,430	4,201
5.11%, 5/3/2029	1,212	1,167
4.00%, 11/13/2030	1,220	1,081
General Motors Financial Co., Inc. 5.55%, 7/15/2029	7,540	7,507
Navient Corp. 5.88%, 10/25/2024	525	524
OneMain Finance Corp. 7.13%, 3/15/2026	1,773	1,799
		64,007
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	2,696	2,598
3.50%, 3/15/2029 (a)	258	230
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	736
Rite Aid Corp. 8.00%, 11/15/2026 (a) (b)	1,309	655
		4,219
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	810	689
5.25%, 8/15/2027 (a)	940	552
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	580	509
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	705	664
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,704
LABL, Inc. 6.75%, 7/15/2026 (a)	1,165	1,151
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,675	1,707
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,150	1,142
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,335	1,316
		10,434
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	604
Diversified Telecommunication Services — 0.5%
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	803
CCO Holdings LLC
5.00%, 2/1/2028 (a)	728	672
4.75%, 3/1/2030 (a)	3,000	2,556
4.25%, 2/1/2031 (a)	6,826	5,502
4.75%, 2/1/2032 (a)	615	495
4.50%, 6/1/2033 (a)	1,029	794
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	1,094	1,065
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	1,698	1,597

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	1,728	1,111
4.13%, 4/15/2030 (a)	2,414	1,544
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	103	91
6.38%, 11/15/2033 (a)	607	587
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	882
		17,699
Electric Utilities — 1.1%
EnfraGen Energia Sur SA (Colombia) 5.38%, 12/30/2030 (e)	2,200	1,843
Eskom Holdings SOC Ltd. (South Africa) 7.13%, 2/11/2025 (e)	2,000	1,990
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,288
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	12,829
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,333
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	225
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	4,290	4,297
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	10,141
5.75%, 1/15/2028	1,400	1,373
5.25%, 6/15/2029 (a)	1,185	1,130
PG&E Corp. 5.00%, 7/1/2028	1,249	1,197
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	1,200	1,181
4.38%, 5/1/2029 (a)	367	340
		39,167
Electronic Equipment, Instruments & Components — 0.0% ^
Coherent Corp. 5.00%, 12/15/2029 (a)	950	886
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	800	803
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	1,610	1,463
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	677
Noble Finance II LLC 8.00%, 4/15/2030 (a)	510	526
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	432	432
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	725	752
Transocean, Inc. 8.75%, 2/15/2030 (a)	167	175
USA Compression Partners LP 6.88%, 9/1/2027	970	970
		5,798
Entertainment — 0.1%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	1,160	1,083
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	1,785	1,691
		2,774
Financial Services — 0.5%
Block, Inc.
2.75%, 6/1/2026	419	395
3.50%, 6/1/2031	404	346

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	630	653
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,070	1,055
Nationwide Building Society (United Kingdom) (SOFR + 1.91%), 6.56%, 10/18/2027 (a) (c)	13,625	13,895
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	403	435
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	848
3.63%, 3/1/2029 (a)	591	528
		18,155
Food Products — 0.8%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	10,338	9,863
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,559	1,415
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	13,556
4.90%, 4/21/2027 (a)	3,820	3,752
		28,586
Ground Transportation — 0.1%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,325	1,272
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	1,945	1,510
XPO, Inc.
6.25%, 6/1/2028 (a)	325	324
7.13%, 6/1/2031 (a)	330	337
		3,443
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,161	1,057
6.25%, 4/1/2029 (a)	340	340
5.25%, 10/1/2029 (a)	852	803
		2,200
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	593
5.00%, 4/15/2029 (a)	100	94
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,271
6.00%, 1/15/2029 (a)	1,644	1,472
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,780	1,595
Encompass Health Corp. 4.75%, 2/1/2030	1,630	1,509
HCA, Inc. 5.20%, 6/1/2028	10,840	10,756
Tenet Healthcare Corp.
6.25%, 2/1/2027	1,371	1,370
4.63%, 6/15/2028	455	432
4.25%, 6/1/2029	923	854
6.13%, 6/15/2030	1,210	1,199
		22,145

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,404
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,304	1,211
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,248	1,153
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	1,455	1,315
6.50%, 2/15/2032 (a)	311	308
Carnival Corp.
4.00%, 8/1/2028 (a)	1,083	995
6.00%, 5/1/2029 (a)	1,119	1,094
Cedar Fair LP 5.25%, 7/15/2029	1,115	1,050
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	933
4.00%, 5/1/2031 (a)	126	111
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	364
4.50%, 6/15/2029 (a)	690	626
MGM Resorts International
5.75%, 6/15/2025	629	627
5.50%, 4/15/2027	1,192	1,172
Royal Caribbean Cruises Ltd.
8.25%, 1/15/2029 (a)	647	681
9.25%, 1/15/2029 (a)	647	689
7.25%, 1/15/2030 (a)	335	346
6.25%, 3/15/2032 (a)	270	269
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	806	790
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,290	1,201
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,787
		16,722
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,607	1,594
Newell Brands, Inc. 6.38%, 9/15/2027	940	923
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,892	1,697
		4,214
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,010	972
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,245
4.38%, 3/31/2029 (a)	294	261
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	840	840
		3,318
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	545
5.13%, 3/15/2028 (a)	665	634

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,629
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (e)	1,190	1,197
		9,005
Insurance — 0.2%
Athene Global Funding 1.45%, 1/8/2026 (a)	6,929	6,477
HUB International Ltd. 7.25%, 6/15/2030 (a)	910	925
		7,402
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,100	960
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,233	1,232
		2,192
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	983
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,045	1,076
Hillenbrand, Inc. 6.25%, 2/15/2029	940	935
Trinity Industries, Inc. 4.55%, 10/1/2024	520	519
		2,530
Media — 0.9%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	900	711
Charter Communications Operating LLC 6.15%, 11/10/2026	9,150	9,221
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,400
7.75%, 4/15/2028 (a)	322	278
CSC Holdings LLC 6.50%, 2/1/2029 (a)	3,655	2,473
Directv Financing LLC 5.88%, 8/15/2027 (a)	721	677
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,451
7.75%, 7/1/2026	950	604
5.25%, 12/1/2026 (a)	2,380	1,895
5.75%, 12/1/2028 (a)	1,045	728
Gray Television, Inc.
10.50%, 7/15/2029 (a)	305	303
5.38%, 11/15/2031 (a)	1,068	593
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	1,006
8.38%, 5/1/2027	370	134
5.25%, 8/15/2027 (a)	430	238
News Corp. 3.88%, 5/15/2029 (a)	428	388
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,504
Outfront Media Capital LLC 4.25%, 1/15/2029 (a)	1,060	957
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	231
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	296
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	1,495	1,331

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,207
5.50%, 7/1/2029 (a)	908	843
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,238	1,133
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	360	351
TEGNA, Inc.
4.63%, 3/15/2028	162	147
5.00%, 9/15/2029	676	594
Univision Communications, Inc. 7.38%, 6/30/2030 (a)	1,365	1,294
		34,988
Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	1,225	1,222
ATI, Inc. 5.88%, 12/1/2027	1,312	1,288
Carpenter Technology Corp. 6.38%, 7/15/2028	540	539
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	670	664
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (e)	3,150	3,033
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	815	774
Novelis Corp. 4.75%, 1/30/2030 (a)	1,005	929
		8,449
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	675	671
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	4,003
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	10,999	10,204
Antero Midstream Partners LP 5.38%, 6/15/2029 (a)	572	548
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	695
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,051
Ascent Resources Utica Holdings LLC 8.25%, 12/31/2028 (a)	660	675
Buckeye Partners LP
4.13%, 12/1/2027	530	492
4.50%, 3/1/2028 (a)	725	678
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,579	1,583
Chord Energy Corp. 6.38%, 6/1/2026 (a)	505	504
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	869	912
8.75%, 7/1/2031 (a)	348	372
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,461	1,413
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	860	910
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,345
Ecopetrol SA (Colombia)
8.63%, 1/19/2029	820	854
8.38%, 1/19/2036	407	396
Energian Israel Finance Ltd. (Israel) 4.88%, 3/30/2026 (e)	1,363	1,293

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQM Midstream Partners LP
4.50%, 1/15/2029 (a)	1,252	1,167
4.75%, 1/15/2031 (a)	527	484
Genesis Energy LP 7.75%, 2/1/2028	1,215	1,220
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	14,154
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	1,947	1,832
Gulfport Energy Corp.
8.00%, 5/17/2026	25	25
8.00%, 5/17/2026 (a)	514	521
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (e)	1,200	1,176
6.50%, 6/30/2027 (e)	1,850	1,755
Matador Resources Co. 6.50%, 4/15/2032 (a)	410	409
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	252	257
8.38%, 2/15/2032 (a)	252	257
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	130	128
NuStar Logistics LP
5.63%, 4/28/2027	1,010	995
6.38%, 10/1/2030	172	171
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	400	403
5.88%, 7/1/2029 (a)	965	946
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (e)	2,300	1,943
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,767
4.50%, 1/23/2026	2,800	2,649
6.88%, 8/4/2026	3,950	3,853
6.49%, 1/23/2027	3,600	3,425
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	631
SM Energy Co. 6.63%, 1/15/2027	675	671
Southwestern Energy Co.
5.38%, 2/1/2029	815	784
4.75%, 2/1/2032	337	305
Sunoco LP 4.50%, 5/15/2029	1,249	1,146
Tallgrass Energy Partners LP 6.00%, 12/31/2030 (a)	1,170	1,103
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	431	440
9.50%, 2/1/2029 (a)	1,675	1,817
		72,359
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,950	1,932
5.75%, 4/20/2029 (a)	1,050	1,015
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	748
		3,695

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,082	1,052
Pharmaceuticals — 0.2%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	2,089
5.00%, 1/30/2028 (a)	1,724	977
4.88%, 6/1/2028 (a)	4,298	3,148
5.25%, 2/15/2031 (a)	420	210
Organon & Co.
4.13%, 4/30/2028 (a)	425	393
5.13%, 4/30/2031 (a)	537	475
		7,292
Real Estate Management & Development — 0.0% ^
Anywhere Real Estate Group LLC 5.75%, 1/15/2029 (a)	905	621
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	550	568
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,071
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,684
		21,323
Software — 0.1%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,355	1,241
Elastic NV 4.13%, 7/15/2029 (a)	605	541
NCR Voyix Corp. 5.13%, 4/15/2029 (a)	1,653	1,535
RingCentral, Inc. 8.50%, 8/15/2030 (a)	385	403
		3,720
Specialized REITs — 0.0% ^
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	665
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	825	779
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	418
7.50%, 6/15/2029	895	919
6.88%, 11/1/2035	1,190	1,200
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,010	874
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,036	946
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	274	261
3.88%, 6/1/2029 (a)	1,030	917
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,131	1,050
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,275	1,268
Staples, Inc.
7.50%, 4/15/2026 (a)	907	907
10.75%, 4/15/2027 (a)	750	668
10.75%, 9/1/2029 (a) (g)	1,040	1,006
		11,213

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	304	325
4.13%, 1/15/2031	1,060	931
8.50%, 7/15/2031 (a)	76	81
		1,337
Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 2.79%, 9/6/2024	9,615	9,537
Trading Companies & Distributors — 0.5%
Air Lease Corp.
2.30%, 2/1/2025	12,700	12,401
3.38%, 7/1/2025	3,960	3,863
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	650	671
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	776
Imola Merger Corp. 4.75%, 5/15/2029 (a)	860	800
United Rentals North America, Inc.
4.88%, 1/15/2028	614	591
5.25%, 1/15/2030	500	480
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	739	739
		20,321
Wireless Telecommunication Services — 0.0% ^
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	562
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,181	481
		1,043
Total Corporate Bonds (Cost $1,384,511)		1,328,298
Asset-Backed Securities — 18.2%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	2,107	2,072
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	1,655	1,513
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	1,185	1,186
American Credit Acceptance Receivables Trust
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	5,641	5,543
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	2,109	2,125
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	2,000
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	5,091	5,099
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a)	581	504
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,450
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	4,973
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,626
Series 2023-SFR2, Class B, 3.95%, 6/17/2040 (a)	1,500	1,386
Amur Equipment Finance Receivables LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	3,072
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	618	573
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,802
AREIT Trust Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (h)	20,131	19,377

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.67%, 4/22/2031 (a) (h)	3,936	3,939
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class D, 6.36%, 7/16/2029 (a)	1,500	1,500
BOF Funding Trust Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	1,006	981
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C, 5.65%, 4/16/2029	4,000	3,986
Series 2023-1, Class C, 7.10%, 8/15/2029	1,750	1,792
Series 2024-1, Class D, 6.03%, 11/15/2029	3,500	3,496
Business Jet Securities LLC
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	4,672	4,393
Series 2024-1A, Class B, 6.92%, 5/15/2039 (a)	1,958	1,974
BXMT Ltd.
Series 2021-FL4, Class A, 6.49%, 5/15/2038 (a) (h)	2,889	2,775
Series 2021-FL4, Class C, 7.19%, 5/15/2038 (a) (h)	1,750	1,485
CarNow Auto Receivables Trust
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	6,696	6,550
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	5,919
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,478	1,438
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	1,500	1,461
Carvana Auto Receivables Trust Series 2024-N1, Class C, 5.80%, 5/10/2030 (a)	2,750	2,753
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (h)	3,035	2,792
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	1,990
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,998
CPS Auto Receivables Trust
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	894	893
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	358	357
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	1,354	1,332
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	18,215
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	15,052
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,979
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	1,553	1,550
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,457
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,275
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,684
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	1,050	1,085
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	1,334	1,357
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	3,150	3,235
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	3,450	3,484
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	288	273
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	5,154	4,476
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,715
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,521
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,508
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,944
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	17,746
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,267

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	2,015	1,851
Exeter Automobile Receivables Trust
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	4,118
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,944
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	858
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,974
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	14,390
First Investors Auto Owner Trust
Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	1,754	1,724
Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	3,264	3,316
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,443
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	4,098
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	6,454	5,845
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	6,090
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,335
Galaxy CLO Ltd. (Cayman Islands) Series 2018-26A, Class BR, 7.93%, 11/22/2031 (a) (h)	6,376	6,376
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	1,917	1,889
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	9,301
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	5,768	5,429
Granite Park Equipment Leasing LLC Series 2023-1A, Class D, 7.00%, 8/22/2033 (a)	1,000	980
Hilton Grand Vacations Trust Series 2024-2A, Class C, 5.99%, 3/25/2038 (a)	5,011	5,016
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,610	8,651
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	456	392
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	2,017	1,972
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	979	964
Lendingpoint Asset Securitization Trust Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	4,530	4,503
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	2,966	2,954
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	591	578
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,430
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	4,014
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	2,100	2,155
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	3,244	3,252
Magnetite Ltd. (Cayman Islands) Series 2020-25A, Class A, 6.79%, 1/25/2032 (a) (h)	1,896	1,902
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,333
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	4,366	4,385
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	5,767	5,808
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 6.24%, 8/25/2034 (h)	140	137
MVW LLC Series 2024-1A, Class B, 5.51%, 2/20/2043 (a)	2,026	2,014
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands) Series 2018-29A, Class B1R, 7.13%, 10/19/2031 (a) (h)	5,769	5,772
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,443
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	7,114	6,709
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,532	2,348

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
OCP CLO Ltd. (Cayman Islands) Series 2014-6A, Class A2R2, 6.82%, 10/17/2030 (a) (h)	6,923	6,937
Octagon Investment Partners Ltd. (Cayman Islands) Series 2017-1A, Class A2R, 7.04%, 3/17/2030 (a) (h)	2,580	2,577
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,718
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	3,744	3,802
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	1,397	1,354
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	4,143
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	2,665	2,525
Series 2022-A, Class B, 5.25%, 6/9/2031 (a)	1,900	1,848
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	4,500	4,260
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	2,461	2,415
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	526	528
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2022-2A, Class A2, 7.23%, 10/15/2030 (a) (h)	9,220	9,238
Series 2024-3A, Class A2, 0.00%, 8/8/2032 (a) (g) (h)	8,561	8,561
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	2,066	1,998
PowerPay Issuance Trust Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,554	1,551
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (f)	3,091	3,000
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (f)	1,869	1,826
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (h)	4,020	3,918
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (f)	4,476	4,376
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (f)	6,509	6,347
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	2,932
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	5,712
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	5,852
Series 2022-SFR6, Class C, 5.20%, 7/20/2039 (a)	2,000	1,950
Series 2024-SFR1, Class D, 3.75%, 2/17/2041 (a)	3,375	3,020
PRPM LLC
Series 2021-2, Class A1, 5.11%, 3/25/2026 (a) (h)	1,834	1,818
Series 2021-4, Class A1, 4.87%, 4/25/2026 (a) (f)	8,132	8,056
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (f)	3,286	3,180
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (h)	4,901	4,707
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (f)	1,578	1,547
Purchasing Power Funding LLC
Series 2024-A, Class B, 6.43%, 8/15/2028 (a)	750	748
Series 2024-A, Class C, 6.80%, 8/15/2028 (a)	2,700	2,695
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	4,279	4,156
Republic Finance Issuance Trust Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	1,000	931
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,422
Santander Drive Auto Receivables Trust
Series 2022-6, Class D, 5.69%, 2/18/2031	7,000	6,967
Series 2023-5, Class C, 6.43%, 2/18/2031	2,000	2,052
Series 2023-4, Class C, 6.04%, 12/15/2031	8,700	8,794
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,352
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,270

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	341	323
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	303	287
Series 2024-1A, Class B, 5.35%, 1/20/2043 (a)	2,657	2,632
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	2,484	2,268
Symphony CLO Ltd. (Cayman Islands) Series 2015-16A, Class B1RR, 7.02%, 10/15/2031 (a) (h)	5,822	5,822
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,430
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	666	652
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	1,814	1,782
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	2,408	2,372
Upstart Securitization Trust
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	5,219	5,150
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	10,422	10,295
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	597	594
VCAT LLC
Series 2021-NPL3, Class A1, 4.74%, 5/25/2051 (a) (f)	6,088	5,904
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (f)	4,227	4,151
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 6.72%, 4/20/2032 (a) (h)	11,936	11,945
Verdant Receivables LLC Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	5,383	5,385
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	1,786	1,786
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	7,250	7,476
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	1,000	988
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	1,885	1,891
VOLT C LLC Series 2021-NPL9, Class A1, 4.99%, 5/25/2051 (a) (f)	2,451	2,380
VOLT CI LLC Series 2021-NP10, Class A1, 4.99%, 5/25/2051 (a) (f)	4,093	3,987
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (f)	2,611	2,520
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	5,316	5,139
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (f)	3,427	3,314
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (f)	1,463	1,432
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (f)	5,791	5,677
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (f)	4,139	4,084
VOLT XCV LLC Series 2021-NPL4, Class A1, 5.24%, 3/27/2051 (a) (f)	3,746	3,705
VOLT XCVI LLC Series 2021-NPL5, Class A1, 5.12%, 3/27/2051 (a) (f)	2,397	2,364
VOLT XCVII LLC Series 2021-NPL6, Class A1, 5.24%, 4/25/2051 (a) (f)	3,207	3,165
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	2,500	2,552
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	115	115
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,802
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	13,000	12,538
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,046
Total Asset-Backed Securities (Cost $699,659)		678,657
U.S. Treasury Obligations — 16.9%
U.S. Treasury Notes
3.25%, 8/31/2024	1,420	1,412
4.13%, 6/15/2026	3,010	2,967

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.50%, 7/15/2026	51,670	51,315
4.38%, 8/15/2026	49,485	49,019
4.63%, 9/15/2026	6,865	6,838
4.38%, 12/15/2026	10,255	10,164
4.00%, 1/15/2027	143,150	140,595
4.13%, 2/15/2027	174,160	171,589
4.25%, 3/15/2027	5,940	5,871
4.50%, 4/15/2027	85,845	85,429
4.50%, 5/15/2027	56,175	55,912
3.25%, 6/30/2027	2,140	2,055
4.13%, 10/31/2027	214	211
3.50%, 1/31/2028	1,690	1,628
4.00%, 6/30/2028	33,625	32,924
4.63%, 9/30/2028	8,230	8,252
4.38%, 11/30/2028	1,695	1,684
3.75%, 12/31/2028	3,290	3,184
Total U.S. Treasury Obligations (Cost $634,642)		631,049
Mortgage-Backed Securities — 11.2%
FHLMC
Pool # 841360, ARM, 5.94%, 11/1/2046 (h)	18,580	18,855
Pool # 841368, ARM, 6.96%, 9/1/2047 (h)	5,944	6,050
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	1,722	1,660
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	26	24
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	152	146
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	20,765	19,253
Pool # RD5053, 2.00%, 3/1/2031	13,469	12,423
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	1,943	1,846
Pool # SB0725, 4.00%, 8/1/2037	19,913	19,168
Pool # SB8184, 4.00%, 10/1/2037	9,869	9,469
Pool # SB8189, 4.00%, 11/1/2037	17,677	16,960
FHLMC UMBS, 30 Year
Pool # ZT1703, 4.00%, 1/1/2049	11,294	10,436
Pool # SD8233, 5.00%, 7/1/2052	7,347	7,083
Pool # SD8343, 6.00%, 7/1/2053	36,878	36,940
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	2,745	2,646
Pool # AL9552, 3.50%, 8/1/2031	200	192
Pool # AS9697, 3.50%, 5/1/2032	70	66
Pool # FM1156, 2.50%, 4/1/2033	5,533	5,148
Pool # CB1216, 2.50%, 7/1/2036	9,110	8,199
Pool # FS1563, 2.50%, 7/1/2036	3,284	2,956
Pool # MA4640, 3.50%, 6/1/2037	8,994	8,455
Pool # FS2930, 4.00%, 9/1/2037	10,399	9,977
Pool # MA4776, 4.00%, 10/1/2037	7,694	7,382

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	125	118
Pool # MA1527, 3.00%, 8/1/2033	82	76
Pool # MA1921, 3.50%, 6/1/2034	4,411	4,161
Pool # FM3933, 3.00%, 6/1/2037	20,119	18,473
Pool # CA1791, 3.50%, 2/1/2038	8,183	7,700
Pool # FM3075, 3.50%, 11/1/2039	23,113	21,352
Pool # CA8310, 2.50%, 12/1/2040	12,823	11,067
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	5,071	4,774
Pool # FM2972, 4.00%, 12/1/2044	25,772	23,999
Pool # AL7453, 4.00%, 2/1/2045	3,291	3,102
Pool # FS2237, 4.00%, 10/1/2046	26,490	24,803
Pool # FS1847, 4.00%, 1/1/2049	7,834	7,261
Pool # FS1891, 4.00%, 1/1/2050	25,572	23,628
Pool # FS0085, 4.00%, 11/1/2050	13,509	12,484
Pool # MA4842, 5.50%, 12/1/2052	7,801	7,677
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	8,435	7,672
Pool # BF0144, 3.50%, 10/1/2056	4,905	4,290
Pool # BF0184, 4.00%, 2/1/2057	2,542	2,312
Pool # BF0263, 3.50%, 5/1/2058	4,941	4,321
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	3,463	3,278
Pool # MA8429, 5.50%, 11/20/2052	19,462	19,325
Total Mortgage-Backed Securities (Cost $441,479)		417,207
Commercial Mortgage-Backed Securities — 7.2%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 6.94%, 6/15/2035 (a) (h)	600	591
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (a) (h)	500	500
BX
Series 2021-MFM1, Class D, 6.93%, 1/15/2034 (a) (h)	1,533	1,515
Series 2021-MFM1, Class E, 7.68%, 1/15/2034 (a) (h)	1,951	1,926
BX Commercial Mortgage Trust Series 2024-MF, Class B, 7.01%, 2/15/2039 (a) (h)	800	799
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,812
Series 2015-GC27, Class C, 4.42%, 2/10/2048 (h)	10,337	9,869
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (h)	3,600	3,379
Series 2015-GC31, Class C, 4.03%, 6/10/2048 (h)	530	373
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (h)	3,500	3,216
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (h)	3,370	3,235
Series 2014-CR14, Class B, 3.71%, 2/10/2047 (h)	2,556	2,427
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,797
Series 2014-CR19, Class D, 4.64%, 8/10/2047 (a) (h)	3,291	2,942
Series 2014-UBS5, Class C, 4.57%, 9/10/2047 (h)	2,750	2,522
Series 2014-CR20, Class C, 4.45%, 11/10/2047 (h)	1,000	975
Series 2014-CR21, Class D, 3.91%, 12/10/2047 (a) (h)	2,665	2,446

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-CR23, Class D, 4.29%, 5/10/2048 (h)	2,000	1,804
Series 2015-LC21, Class D, 4.31%, 7/10/2048 (h)	1,000	899
Series 2015-CR25, Class B, 4.52%, 8/10/2048 (h)	5,899	5,727
Series 2015-CR26, Class B, 4.46%, 10/10/2048 (h)	2,550	2,435
Series 2015-PC1, Class B, 4.28%, 7/10/2050 (h)	3,150	2,980
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.55%, 11/15/2048 (h)	2,973	2,602
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 7.32%, 1/25/2051 (a) (h)	414	407
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC03, Class X1, IO, 0.47%, 11/25/2024 (h)	51,204	100
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (h)	34,862	226
Series K734, Class X3, IO, 2.17%, 7/25/2026 (h)	35,700	1,291
Series KC05, Class X1, IO, 1.22%, 6/25/2027 (h)	26,375	636
Series K068, Class X1, IO, 0.42%, 8/25/2027 (h)	230,452	2,729
Series K739, Class X1, IO, 1.20%, 9/25/2027 (h)	63,352	1,862
Series K078, Class X1, IO, 0.08%, 6/25/2028 (h)	48,608	219
Series K090, Class X3, IO, 2.31%, 10/25/2029 (h)	32,598	3,147
Series K112, Class X1, IO, 1.43%, 5/25/2030 (h)	24,812	1,693
Series Q012, Class X, IO, 4.07%, 9/25/2035 (h)	12,069	1,991
Series K061, Class X3, IO, 1.98%, 12/25/2044 (h)	2,775	115
Series K070, Class X3, IO, 2.04%, 12/25/2044 (h)	16,537	983
Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	1,200	80
Series K087, Class X3, IO, 2.32%, 1/25/2046 (h)	14,050	1,209
Series K097, Class X3, IO, 2.02%, 9/25/2046 (h)	20,477	1,794
Series K104, Class X3, IO, 1.90%, 2/25/2047 (h)	25,300	2,202
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	9,575	884
Series K735, Class X3, IO, 2.15%, 5/25/2047 (h)	40,532	1,573
Series K093, Class X3, IO, 2.21%, 5/25/2047 (h)	50,000	4,485
Series K095, Class X3, IO, 2.10%, 8/25/2047 (h)	25,000	2,255
Series K736, Class X3, IO, 2.01%, 9/25/2047 (h)	50,000	1,969
Series K099, Class X3, IO, 1.95%, 10/25/2047 (h)	13,745	1,150
Series K105, Class X3, IO, 1.92%, 3/25/2048 (h)	40,058	3,680
Series K111, Class X3, IO, 3.18%, 4/25/2048 (h)	15,644	2,400
Series K110, Class X3, IO, 3.40%, 6/25/2048 (h)	15,544	2,454
Series K114, Class X3, IO, 2.74%, 8/25/2048 (h)	10,750	1,398
Series K115, Class X3, IO, 2.96%, 9/25/2048 (h)	21,273	3,037
Series K125, Class X3, IO, 2.65%, 2/25/2049 (h)	15,690	2,161
FNMA ACES
Series 2020-M10, Class X1, IO, 1.77%, 12/25/2030 (h)	46,514	3,248
Series 2019-M21, Class X2, IO, 1.28%, 2/25/2031 (h)	28,596	1,369
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (h)	69,322	3,039
FREMF Series 2018-KF46, Class B, 7.39%, 3/25/2028 (a) (h)	151	140
FREMF Mortgage Trust
Series 2017-KF34, Class B, 8.14%, 8/25/2024 (a) (h)	2,974	2,969
Series 2017-KF38, Class B, 7.94%, 9/25/2024 (a) (h)	59	59
Series 2017-KF39, Class B, 7.94%, 11/25/2024 (a) (h)	99	98
Series 2018-KF42, Class B, 7.64%, 12/25/2024 (a) (h)	968	958
Series 2018-KF53, Class B, 7.49%, 10/25/2025 (h)	369	360
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (a) (h)	5,000	4,770

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-KF60, Class B, 7.79%, 2/25/2026 (a) (h)	970	942
Series 2019-KF62, Class B, 7.49%, 4/25/2026 (a) (h)	212	201
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (h)	7,600	6,977
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	98,803	323
Series 2018-K82, Class D, PO, 10/25/2028 (a)	9,393	6,396
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	24,695	88
Series 2017-K68, Class D, PO, 10/25/2049 (a)	8,000	5,908
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.29%, 2/10/2046 (a) (h)	2,174	2,044
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	2,250	1,081
Series 2015-GC30, Class C, 4.07%, 5/10/2050 (h)	3,695	3,338
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,293
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (h)	7,732	6,138
Series 2015-C31, Class B, 4.62%, 8/15/2048 (h)	4,410	3,959
Series 2015-C31, Class C, 4.62%, 8/15/2048 (h)	3,360	2,854
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (h)	4,600	3,898
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (h)	3,725	2,928
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 4.89%, 12/15/2046 (a) (h)	869	767
Life Mortgage Trust Series 2021-BMR, Class C, 6.53%, 3/15/2038 (a) (h)	2,757	2,695
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 7.03%, 4/15/2038 (a) (h)	1,887	1,876
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class C, 4.40%, 8/15/2047 (h)	5,411	5,322
Series 2014-C17, Class D, 4.64%, 8/15/2047 (a) (h)	2,000	1,937
Series 2014-C18, Class B, 4.37%, 10/15/2047 (h)	6,000	5,905
Series 2014-C18, Class C, 4.41%, 10/15/2047 (h)	4,366	4,195
Series 2015-C20, Class C, 4.42%, 2/15/2048 (h)	5,400	5,158
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,743
Series 2015-C24, Class C, 4.32%, 5/15/2048 (h)	2,060	1,866
Series 2016-C31, Class B, 3.88%, 11/15/2049 (h)	2,577	2,274
Series 2015-C23, Class D, 4.14%, 7/15/2050 (a) (h)	2,000	1,846
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 6.82%, 7/15/2035 (a) (h)	250	250
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (h)	5,450	5,122
Series 2020-HR8, Class XA, IO, 1.83%, 7/15/2053 (h)	20,975	1,778
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,198
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,968
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,356
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	4,709
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	247
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 7.09%, 11/15/2036 (a) (h)	3,600	3,568
Series 2021-LIH, Class C, 7.39%, 11/15/2036 (a) (h)	2,200	2,172
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	835	795
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,203
Series 2015-C29, Class C, 4.22%, 6/15/2048 (h)	3,750	3,426

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2018-C43, Class A3, 3.75%, 3/15/2051	831	785
Series 2015-LC22, Class D, 4.54%, 9/15/2058 (h)	10,106	9,233
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (h)	45	42
Series 2014-C22, Class C, 3.75%, 9/15/2057 (h)	8,583	7,043
Series 2014-C22, Class D, 3.89%, 9/15/2057 (a) (h)	1,000	501
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	3,000	2,680
Total Commercial Mortgage-Backed Securities (Cost $298,621)		267,939
Collateralized Mortgage Obligations — 5.9%
Alternative Loan Trust Series 2004-25CB, Class A1, 6.00%, 12/25/2034	130	113
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (h)	323	313
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (h)	1,060	943
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (h)	4,000	3,625
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (h)	67	63
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (h)	158	150
CFMT LLC Series 2024-HB13, Class M1, 3.00%, 5/25/2034 (a) (h)	826	739
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	510	310
Series 2006-HYB2, Class 2A1B, 4.49%, 4/20/2036 (h)	70	61
CIM Trust Series 2019-INV2, Class A11, 6.39%, 5/25/2049 (a) (h)	70	67
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2, 6.97%, 12/25/2041 (a) (h)	9,450	9,514
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	739	638
CSMC Trust Series 2021-RPL1, Class A1, 4.05%, 9/27/2060 (a) (h)	4,126	4,000
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 6.19%, 10/25/2047 (h)	612	460
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	79	78
Series 3294, Class NE, 5.50%, 3/15/2037	166	168
Series 3878, Class PL, 4.50%, 11/15/2040	9,823	9,595
Series 4012, Class GS, IF, IO, 1.06%, 3/15/2042 (h)	4,162	451
Series 5182, Class D, 2.50%, 11/25/2043	12,055	10,844
Series 4338, Class SA, IF, IO, 0.56%, 5/15/2044 (h)	3,746	366
Series 4477, Class SA, IF, IO, 0.71%, 5/15/2045 (h)	3,698	382
Series 4505, Class SA, IF, IO, 0.71%, 8/15/2045 (h)	3,119	303
Series 4681, Class SD, IF, IO, 0.71%, 5/15/2047 (h)	282	31
Series 5194, Class H, 2.50%, 10/25/2047	36,023	31,695
Series 4925, Class SH, IF, IO, 0.66%, 10/25/2049 (h)	6,938	609
Series 4954, Class SB, IF, IO, 0.61%, 2/25/2050 (h)	7,052	696
Series 5021, Class MI, IO, 3.00%, 10/25/2050	23,893	4,015
Series 4632, Class MA, 4.00%, 8/15/2054	4,980	4,730
Series 4634, Class MD, 5.00%, 11/15/2054	8,404	8,204
Series 4630, Class MA, 4.00%, 1/15/2055	6,688	6,480
Series 4839, Class WS, IF, IO, 0.66%, 8/15/2056 (h)	11,753	1,346
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 0.56%, 8/15/2042 (h)	3,105	216
Series 342, Class S7, IF, IO, 0.67%, 2/15/2045 (h)	1,313	132

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 7.32%, 11/25/2041 (a) (h)	6,500	6,557
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	791	72
Series 2015-85, Class SA, IF, IO, 0.18%, 11/25/2045 (h)	3,144	234
Series 2016-74, Class GS, IF, IO, 0.56%, 10/25/2046 (h)	1,569	171
Series 2017-31, Class SG, IF, IO, 0.66%, 5/25/2047 (h)	7,573	792
Series 2019-31, Class S, IF, IO, 0.61%, 7/25/2049 (h)	3,827	366
Series 2024-20, Class MA, 5.00%, 11/25/2049	30,115	29,472
Series 2022-42, Class EA, 3.75%, 6/25/2052	59,334	55,337
Series 2022-43, Class P, 4.00%, 7/25/2052	9,383	8,785
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	257	46
Series 2015-123, Class SE, IF, IO, 0.29%, 9/20/2045 (h)	3,895	351
Series 2016-108, Class SM, IF, IO, 0.67%, 8/20/2046 (h)	692	72
Series 2018-139, Class SB, IF, IO, 0.72%, 10/20/2048 (h)	5,670	641
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (f)	2,355	2,372
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (h)	3,041	2,520
NYMT Loan Trust Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (f)	4,178	4,038
PRET LLC Series 2024-NPL2, Class A1, 7.02%, 2/25/2054 (a) (f)	5,680	5,649
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 5.82%, 7/25/2046 (h)	908	616
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (h)	600	548
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 5.82%, 5/25/2035 (h)	53	51
Total Collateralized Mortgage Obligations (Cost $234,480)		220,027
Foreign Government Securities — 1.1%
Arab Republic of Egypt 7.60%, 3/1/2029 (e)	3,700	3,445
Benin Government Bond 7.96%, 2/13/2038 (a)	1,420	1,332
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	5,540	5,019
7.05%, 2/3/2031 (a)	1,140	1,171
Federal Republic of Nigeria 6.50%, 11/28/2027 (e)	3,800	3,548
Gabonese Republic 6.95%, 6/16/2025 (e)	2,000	1,885
Hashemite Kingdom of Jordan
4.95%, 7/7/2025 (e)	1,800	1,766
6.13%, 1/29/2026 (e)	2,800	2,749
Islamic Republic of Pakistan
6.88%, 12/5/2027 (e)	1,000	875
7.38%, 4/8/2031 (a)	800	655
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	2,330	2,499
Lebanese Republic 6.38%, 3/9/2020 (b)	4,362	299
Republic of Angola
9.50%, 11/12/2025 (e)	900	918
8.25%, 5/9/2028 (e)	2,000	1,885
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (e)	4,600	4,477
5.75%, 12/31/2032 (e) (f)	251	234
7.63%, 1/30/2033 (a)	1,890	1,850

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Ecuador 6.00%, 7/31/2030 (e) (f)	1,350	903
Republic of El Salvador 8.63%, 2/28/2029 (e)	1,600	1,394
Republic of Iraq 5.80%, 1/15/2028 (e)	2,075	1,968
Republic of Senegal 6.25%, 5/23/2033 (e)	2,000	1,692
Total Foreign Government Securities (Cost $45,585)		40,564
Loan Assignments — 0.5% (c) (i)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 8.08%, 1/31/2031	705	710
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.81%, 3/31/2028	1,925	1,921
Building Products — 0.0% ^
Emerson Climate Technologies, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.83%, 5/31/2030 (j)	1,087	1,094
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.44%, 8/4/2027	1,178	1,182
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	1,766	1,768
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 3.00%), 8.56%, 7/21/2028	537	538
		2,306
Health Care Providers & Services — 0.0% ^
Parexel International Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 8.69%, 11/15/2028	1,087	1,093
IT Services — 0.1%
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.58%, 5/3/2028	2,002	2,004
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%, 3-MONTH CME TERM SOFR + 3.50%), 8.90%, 10/8/2027	1,057	1,061
Passenger Airlines — 0.1%
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.75%), 10.34%, 4/20/2028	847	879
United Airlines, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 5.25%), 10.73%, 6/21/2027	1,060	1,084
		1,963
Professional Services — 0.0% ^
Brookfield WEC Holdings Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 8.08%, 1/27/2031	1,350	1,357
Semiconductors & Semiconductor Equipment — 0.0% ^
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 7.93%, 3/2/2027	1,062	1,065
Software — 0.1%
CDK Global, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.58%, 7/6/2029	700	706
Genesys Cloud Services Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 12/1/2027	2,032	2,045
Ultimate Software Group, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.82%, 2/10/2031	995	1,002
		3,753
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 9.08%, 10/19/2027	1,062	1,066
Total Loan Assignments (Cost $20,518)		20,575

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — 0.1% (h) (k)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,463)	52,439	2,502
	SHARES (000)
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. *	1	140
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	536
Total Common Stocks (Cost $497)		676
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 7/8/2024 ‡ * (d) (l) (m) (Cost $46)	—	566
	SHARES (000)
Short-Term Investments — 3.4%
Investment Companies — 3.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (n) (o) (Cost $120,136)	120,115	120,139
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills, 5.18%, 8/8/2024 (p) (q) (Cost $9,153)	9,241	9,152
Total Short-Term Investments (Cost $129,289)		129,291
Total Investments — 100.1% (Cost $3,891,790)		3,737,351
Liabilities in Excess of Other Assets — (0.1)%		(3,415)
NET ASSETS — 100.0%		3,733,936

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2024.
CLO	Collateralized Loan Obligations

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	All or a portion of this security is unsettled as of May 31, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(k)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(l)	Security is an interest bearing note with preferred security characteristics.
(m)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(n)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(o)	The rate shown is the current yield as of May 31, 2024.
(p)	The rate shown is the effective yield as of May 31, 2024.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	267	09/30/2024	USD	54,418	(3)
U.S. Treasury 5 Year Note	6,274	09/30/2024	USD	664,750	829
					826
Short Contracts
U.S. Treasury 10 Year Note	(1,202)	09/19/2024	USD	(130,980)	(3)
U.S. Treasury 10 Year Ultra Note	(841)	09/19/2024	USD	(94,442)	11
U.S. Treasury Long Bond	(182)	09/19/2024	USD	(21,203)	43
U.S. Treasury Ultra Bond	(31)	09/19/2024	USD	(3,806)	54
					105
					931

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.42-V1	5.00	Quarterly	6/20/2029	3.33	USD 30,750	(2,079)	(316)	(2,395)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$652,619	$26,038	$678,657
Collateralized Mortgage Obligations	—	220,027	—	220,027
Commercial Mortgage-Backed Securities	—	267,939	—	267,939
Common Stocks
Oil, Gas & Consumable Fuels	140	—	—	140
Wireless Telecommunication Services	—	—	536	536
Total Common Stocks	140	—	536	676
Convertible Bonds	—	—	566	566
Corporate Bonds	—	1,328,298	—	1,328,298
Foreign Government Securities	—	40,564	—	40,564
Loan Assignments	—	20,575	—	20,575
Mortgage-Backed Securities	—	417,207	—	417,207
Municipal Bonds	—	2,502	—	2,502
U.S. Treasury Obligations	—	631,049	—	631,049
Short-Term Investments
Investment Companies	120,139	—	—	120,139
U.S. Treasury Obligations	—	9,152	—	9,152
Total Short-Term Investments	120,139	9,152	—	129,291
Total Investments in Securities	$120,279	$3,589,932	$27,140	$3,737,351
Appreciation in Other Financial Instruments
Futures Contracts	$937	$—	$—	$937
Depreciation in Other Financial Instruments
Futures Contracts	(6)	—	—	(6)
Swaps	—	(316)	—	(316)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$931	$(316)	$—	$615
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Investments in Securities:
Asset-Backed Securities	$27,964	$—	$244	$— (a)	$—	$(2,170)	$—	$—	$26,038
Collateralized Mortgage Obligations	5,988	—	—	—	—	—	—	(5,988)	—
Common Stocks	410	—	126	—	—	—	—	—	536
Convertible Bonds	497	—	69	—	—	—	—	—	566

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2024
Corporate Bonds	$2,642	$(1,129)	$1,388	$1	$—	$(2,902)	$—	$—	$—
Total	$37,501	$(1,129)	$1,827	$1	$—	$(5,072)	$—	$(5,988)	$27,140

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2024, which were valued using significant unobservable inputs (level 3) amounted to $411.
There were no significant transfers into or out of level 3 for the period ended May 31, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$6,661	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.23% - 7.72% (6.74%)

Asset-Backed Securities	6,661
	566	Term of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	566
Total	$7,227

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2024, the value of these investments was $19,913. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.40% (a) (b)	$84,447	$309,801	$274,070	$(24)	$(15)	$120,139	120,115	$1,626	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps,

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.